February 16, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide VL Separate Account-G Nationwide Life and Annuity Insurance Company Post-Effective Amendment No. 6 (File No. 333-215173)
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account-G (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"):
(1)	One complete copy of Post-Effective Amendment No. 6 to the Variable Account’s Registration Statement ("Post-Effective Amendment"); and
(2)	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The purpose of this filing is to make the following changes:
•	Addition of a new Accelerated Death Benefit for Chronic Illness Rider;
•	Addition of a new Accelerated Death Benefit for Critical Illness Rider;
•	Addition of a new Overloan Lapse Protection Rider II;
•	Modification of the Overloan Lapse Protection Rider;
•	Revised pricing information, which is reflected in the Fee Table;
•	A new prospectus to support a variation in the manner in which the policies are distributed, in accordance with Section I, No. 4 to November 3, 1995 Industry Comment Letter; and
•	Other non-material changes made in the due course of annual updates.
Other than the items noted above, the disclosure in the Post-Effective Amendment is the same as the disclosure in the currently effective Registration Statement (Post-Effective Amendment No. 6), which went effective on May 1, 2020. Therefore, pursuant to Investment Company Act Release No. 13768, Nationwide respectfully requests selective review of the Post-Effective Amendment.
This Post-Effective Amendment shall be effective on May 1, 2021, pursuant to Rule 485(a) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
In addition, Nationwide acknowledges all of the following:
•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;
•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

•	that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Senior Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies